RESTRUCTURING CHARGES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGE
RESTRUCTURING CHARGES

On March 21, 2016, we announced that we had made the decision to close a combined total of 433,000 tons of chlor alkali capacity across three separate locations. Associated with this action, we have permanently closed our Henderson, NV chlor alkali plant with 153,000 tons of capacity and will reconfigure the site to manufacture bleach and distribute caustic soda and hydrochloric acid. Also, the capacity of our Niagara Falls, NY chlor alkali plant has been reduced from 300,000 tons to 240,000 tons and the chlor alkali capacity at our Freeport, TX facility was reduced by 220,000. This 220,000 ton reduction was entirely from diaphragm cell capacity. For the three months ended March 31, 2016, we recorded pretax restructuring charges of $92.2 million for the write-off of equipment and facility costs, lease and other contract termination costs, employee severance and related benefit costs, employee relocation costs and facility exit costs related to these actions. We expect to incur additional restructuring charges through 2020 of approximately $45 million related to these capacity reductions.

On December 12, 2014, we announced that we had made the decision to permanently close the portion of the Becancour, Canada chlor alkali facility that has been shut down since late June 2014. This action reduced the facility’s chlor alkali capacity by 185,000 tons. Subsequent to the shut down, the plant predominantly focuses on bleach and hydrochloric acid, which are value-added products, as well as caustic soda. For the three months ended March 31, 2016 and 2015, we recorded pretax restructuring charges of $0.3 million and $1.2 million, respectively, for the write-off of equipment and facility costs, lease and other contract termination costs, facility exit costs and employee severance and related benefit costs related to these actions. We expect to incur additional restructuring charges through 2017 of approximately $4 million related to the shut down of this portion of the facility.

On November 3, 2010, we announced that we made the decision to relocate the Winchester centerfire pistol and rifle ammunition manufacturing operations from East Alton, IL to Oxford, MS. This relocation, when completed, is forecast to reduce Winchester’s annual operating costs by approximately $35 million to $40 million. Consistent with this decision we initiated an estimated $110 million five-year project, which includes approximately $80 million of capital spending. The capital spending was partially financed by $31 million of grants provided by the State of Mississippi and local governments. We currently expect to complete this relocation in the first half of 2016. For the three months ended March 31, 2016 and 2015, we recorded pretax restructuring charges of $0.3 million and less than $0.1 million, respectively, for employee severance and related benefit costs, employee relocation costs and facility exit costs related to these actions. We expect to incur additional restructuring charges through 2016 of approximately $1 million related to the transfer of these operations.

The following table summarizes the activity by major component of these 2016, 2014 and 2010 restructuring actions and the remaining balances of accrued restructuring costs as of March 31, 2016:

	Employee severance and job related benefits	Lease and other contract termination costs	Employee relocation costs	Facility exit costs	Write-off of equipment and facility	Total
	($ in millions)
Balance at January 1, 2015	$11.2	$4.5	$—	$—	$—	$15.7
Restructuring charges	—	0.7	0.1	0.2	0.2	1.2
Amounts utilized	(2.8)	—	(0.1)	(0.2)	(0.2)	(3.3)
Currency translation adjustments	(0.4)	(0.3)	—	—	—	(0.7)
Balance at March 31, 2015	$8.0	$4.9	$—	$—	$—	$12.9
Balance at January 1, 2016	$4.6	$2.1	$—	$—	$—	$6.7
Restructuring charges	3.9	9.2	0.2	2.9	76.6	92.8
Amounts utilized	(1.7)	(0.1)	(0.2)	(0.6)	(76.6)	(79.2)
Currency translation adjustments	0.1	0.1	—	—	—	0.2
Balance at March 31, 2016	$6.9	$11.3	$—	$2.3	$—	$20.5

The following table summarizes the cumulative restructuring charges of these 2016, 2014 and 2010 restructuring actions by major component through March 31, 2016:

	Chlor Alkali Products and Vinyls		Winchester	Total
	Becancour	Capacity Reductions
	($ in millions)
Write-off of equipment and facility	$3.5	$76.6	$—	$80.1
Employee severance and job related benefits	2.7	3.9	13.1	19.7
Facility exit costs	0.9	2.5	2.3	5.7
Pension and other postretirement benefits curtailment	—	—	4.1	4.1
Employee relocation costs	—	—	5.5	5.5
Lease and other contract termination costs	5.2	9.2	—	14.4
Total cumulative restructuring charges	$12.3	$92.2	$25.0	$129.5

As of March 31, 2016, we have incurred cash expenditures of $23.8 million and non-cash charges of $84.6 million related to these restructuring actions. The remaining balance of $20.5 million is expected to be paid out through 2020.

RESTRUCTURING CHARGES

On December 12, 2014, we announced that we had made the decision to permanently close the portion of the Becancour, Canada chlor alkali facility that has been shut down since late June 2014. This action reduced the facility’s chlor alkali capacity by 185,000 tons. Subsequent to the shut down, the plant predominantly focuses on bleach and hydrochloric acid, which are value-added products, as well as caustic soda. In the fourth quarter of 2014, we recorded pretax restructuring charges of $10.0 million for the write-off of equipment and facility costs, employee severance and related benefit costs and lease and other contract termination costs related to these actions. For the year ended December 31, 2015, we recorded pretax restructuring charges of $2.0 million for the write-off of equipment and facility costs, lease and other contract termination costs and facility exit costs. We expect to incur additional restructuring charges through 2016 of approximately $4 million related to the shut down of this portion of the facility.

On December 9, 2010, our board of directors approved a plan to eliminate our use of mercury in the manufacture of chlor alkali products.  Under the plan, the 260,000 tons of mercury cell capacity at our Charleston, TN facility was converted to 200,000 tons of membrane capacity capable of producing both potassium hydroxide and caustic soda.  The board of directors also approved plans to reconfigure our Augusta, GA facility to manufacture bleach and distribute caustic soda, while discontinuing chlor alkali manufacturing at this site.  The completion of these projects eliminated our chlor alkali production using mercury cell technology. For the years ended December 31, 2014 and 2013, we recorded pretax restructuring charges of $3.8 million and $3.7 million, respectively, for employee severance and related benefit costs, employee relocation costs, facility exit costs, write-off of equipment and facility costs and lease and other contract termination costs related to these actions.

On November 3, 2010, we announced that we made the decision to relocate the Winchester centerfire pistol and rifle ammunition manufacturing operations from East Alton, IL to Oxford, MS.  This relocation, when completed, is forecast to reduce Winchester’s annual operating costs by approximately $35 million to $40 million.  Consistent with this decision in 2010, we initiated an estimated $110 million five-year project, which includes approximately $80 million of capital spending.  The capital spending was partially financed by $31 million of grants provided by the State of Mississippi and local governments. We currently expect to complete this relocation in the first half of 2016.  For the years ended December 31, 2015, 2014 and 2013, we recorded pretax restructuring charges of $0.7 million, $1.9 million and $1.8 million, respectively, for employee severance and related benefit costs, employee relocation costs and facility exit costs related to these actions.  We expect to incur additional restructuring charges through 2016 of approximately $1 million related to the transfer of these operations.

The following table summarizes the 2015, 2014 and 2013 activities by major component of these 2014 and 2010 restructuring actions and the remaining balances of accrued restructuring costs as of December 31, 2015:

	Employee severance and job related benefits	Lease and other contract termination costs	Employee relocation costs	Facility exit costs	Write-off of equipment and facility	Total
	($ in millions)
Balance January 1, 2013	$13.5	$0.4	$—	$—	$—	$13.9
2013 restructuring charges (credits)	0.4	(0.4)	0.6	4.9	—	5.5
Amounts utilized	(3.7)	—	(0.6)	(4.9)	—	(9.2)
Balance at December 31, 2013	10.2	—	—	—	—	10.2
2014 restructuring charges	4.5	4.5	0.5	2.9	3.3	15.7
Amounts utilized	(3.5)	—	(0.5)	(2.9)	(3.3)	(10.2)
Balance at December 31, 2014	11.2	4.5	—	—	—	15.7
2015 restructuring charges	—	0.7	0.6	0.9	0.5	2.7
Amounts utilized	(6.0)	(2.9)	(0.6)	(0.9)	(0.5)	(10.9)
Currency translation adjustments	(0.6)	(0.2)	—	—	—	(0.8)
Balance at December 31, 2015	$4.6	$2.1	$—	$—	$—	$6.7

The following table summarizes the cumulative restructuring charges of these 2014 and 2010 restructuring actions by major component through December 31, 2015:

	Chlor Alkali Products and Vinyls		Winchester	Total
	Becancour	Mercury
	($ in millions)
Write-off of equipment and facility	$3.5	$17.8	$—	$21.3
Employee severance and job related benefits	2.7	5.6	13.1	21.4
Facility exit costs	0.6	15.6	2.2	18.4
Pension and other postretirement benefits curtailment	—	—	4.1	4.1
Employee relocation costs	—	0.9	5.3	6.2
Lease and other contract termination costs	5.2	0.7	—	5.9
Total cumulative restructuring charges	$12.0	$40.6	$24.7	$77.3

As of December 31, 2015, we have incurred cash expenditures of $37.3 million and non-cash charges of $32.5 million related to these restructuring actions.  The remaining balance of $6.7 million is expected to be paid out through 2016.